Business Combinations and Disposals -Discontinued Operations Major Classes of Assets and Liabilities Classified as Held For Sale (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents			$ 7,917	[1]	$ 6,705	[1],[2]	$ 139,834	$ 165,112	$ 83,439	$ 97,407
Trade receivables, net					2,071	[2]	43,192	38,863
Inventories					3,235	[2]	67,464	58,222
Other current assets					299	[2]	6,242	3,817
Total current assets					16,413	[2]	342,311	356,159
Property, plant and equipment, net					8,511	[2]	177,511	141,530	134,001
Right-of-use assets					4,697	[2]	97,960	87,941	83,966
Intangible assets					7,017	[2]	146,336	143,218	190,772
Other non-current assets, net					409	[2]	8,529	8,496
TOTAL ASSETS					40,829	[2]	851,536	805,856	798,815
Lease liabilities					661	[2]	13,796	12,236
Total current liabilities					9,729	[2]	202,930	182,381
Non-current portion lease liabilities					4,521	[2]	94,299	83,837
Employee benefits					430	[2]	8,968	6,920
Other non-current liabilities					163	[2]	3,399	4,617
TOTAL LIABILITIES					22,554	[2]	470,405	427,487	$ 461,014
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents							977	319
Trade receivables, net							4,758	6,837
Inventories							324	2,636
Other current assets							625	596
Total current assets							6,684	10,387
Property, plant and equipment, net							2,577	3,830
Right-of-use assets							2,710	2,827
Intangible assets							1,507	6,250
Other non-current assets, net							917	2,525
TOTAL ASSETS							14,395	25,819
Lease liabilities							703	674
Operating liabilities							3,099	7,631
Total current liabilities							3,802	8,305
Non-current portion lease liabilities							2,329	2,391
Employee benefits							189	479
Other non-current liabilities							632	396
TOTAL LIABILITIES							$ 6,952	$ 11,569
BradyIFS
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale of discontinued operations		$ 163
Economic ownership percentage		63.00%
BradyIFS | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents					$ 1,500
IFS TopCo LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage	37.10%	37.10%	37.10%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4